Exhibit 99
Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	17
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,646,197,309.59	72,484	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$348,000,000.00	0.23000%	January 15, 2015
Class A-2 Notes	$539,900,000.00	0.480%	November 15, 2016
Class A-3 Notes	$474,900,000.00	0.790%	May 15, 2018
Class A-4 Notes	$136,780,000.00	1.290%	April 15, 2019
Class B Notes	$47,350,000.00	1.710%	May 15, 2019
Class C Notes	$31,570,000.00	1.900%	September 15, 2019
Class D Notes	$31,570,000.00	2.400%	July 15, 2020
Total	$1,610,070,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,624,591.55

Principal:
Principal Collections	$21,303,046.08
Prepayments in Full	$13,511,699.63
Liquidation Proceeds	$451,204.50
Recoveries	$37,893.91
Sub Total	$35,303,844.12
Collections	$37,928,435.67

Purchase Amounts:
Purchase Amounts Related to Principal	$204,858.55
Purchase Amounts Related to Interest	$1,221.96
Sub Total	$206,080.51

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$38,134,516.18

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	17
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$38,134,516.18
Servicing Fee	$696,556.87	$696,556.87	$0.00	$0.00	$37,437,959.31
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$37,437,959.31
Interest - Class A-2 Notes	$29,807.55	$29,807.55	$0.00	$0.00	$37,408,151.76
Interest - Class A-3 Notes	$312,642.50	$312,642.50	$0.00	$0.00	$37,095,509.26
Interest - Class A-4 Notes	$147,038.50	$147,038.50	$0.00	$0.00	$36,948,470.76
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,948,470.76
Interest - Class B Notes	$67,473.75	$67,473.75	$0.00	$0.00	$36,880,997.01
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,880,997.01
Interest - Class C Notes	$49,985.83	$49,985.83	$0.00	$0.00	$36,831,011.18
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,831,011.18
Interest - Class D Notes	$63,140.00	$63,140.00	$0.00	$0.00	$36,767,871.18
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$36,767,871.18
Regular Principal Payment	$33,585,666.21	$33,585,666.21	$0.00	$0.00	$3,182,204.97
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,182,204.97
Residual Released to Depositor	$0.00	$3,182,204.97	$0.00	$0.00	$0.00
Total		$38,134,516.18

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$33,585,666.21
Total					$33,585,666.21
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$33,585,666.21	$62.21	$29,807.55	$0.06	$33,615,473.76	$62.27
Class A-3 Notes	$0.00	$0.00	$312,642.50	$0.66	$312,642.50	$0.66
Class A-4 Notes	$0.00	$0.00	$147,038.50	$1.08	$147,038.50	$1.08
Class B Notes	$0.00	$0.00	$67,473.75	$1.43	$67,473.75	$1.43
Class C Notes	$0.00	$0.00	$49,985.83	$1.58	$49,985.83	$1.58
Class D Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Total	$33,585,666.21	$20.86	$670,088.13	$0.42	$34,255,754.34	$21.28

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	17

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$74,518,882.35	0.1380235	$40,933,216.14	0.0758163
Class A-3 Notes	$474,900,000.00	1.0000000	$474,900,000.00	1.0000000
Class A-4 Notes	$136,780,000.00	1.0000000	$136,780,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$796,688,882.35	0.4948163	$763,103,216.14	0.4739565

Pool Information
Weighted Average APR	3.966%	3.955%
Weighted Average Remaining Term	41.58	40.72
Number of Receivables Outstanding	47,345	46,134
Pool Balance	$835,868,240.83	$800,073,678.61
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$800,995,919.41	$766,873,334.77
Pool Factor	0.5077570	0.4860132

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,230,986.55
Targeted Credit Enhancement Amount	$12,001,105.18
Yield Supplement Overcollateralization Amount	$33,200,343.84
Targeted Overcollateralization Amount	$36,970,462.47
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$36,970,462.47

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,230,986.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,230,986.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,230,986.55

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	17

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		145	$323,753.46
(Recoveries)		59	$37,893.91
Net Losses for Current Collection Period			$285,859.55
Cumulative Net Losses Last Collection Period			$3,931,210.23
Cumulative Net Losses for all Collection Periods			$4,217,069.78

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.41%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.16%	430	$9,243,299.00
61-90 Days Delinquent	0.13%	48	$1,056,118.01
91-120 Days Delinquent	0.03%	12	$259,244.95
Over 120 Days Delinquent	0.06%	20	$468,890.07
Total Delinquent Receivables	1.38%	510	$11,027,552.03

Repossession Inventory:
Repossessed in the Current Collection Period		30	$705,190.52
Total Repossessed Inventory		39	$993,441.16

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2409%
Preceding Collection Period			0.3616%
Current Collection Period			0.4194%
Three Month Average			0.3406%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1276%
Preceding Collection Period			0.1711%
Current Collection Period			0.1734%
Three Month Average			0.1574%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer